Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129674
Shareholder Report [Line Items]
Fund Name	Target 2045 Fund
Class Name	Investor Class
Trading Symbol	RPTFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2045 Fund - Investor Class	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2045 Index, our diversified U.S. mid-cap equity structure contributed to results for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,387	9,394	9,373
2015	9,635	9,895	9,707
2016	8,979	9,142	9,038
2016	9,702	10,022	9,798
2016	10,098	10,468	10,175
2016	10,081	10,717	10,206
2017	10,745	11,546	10,867
2017	11,273	11,795	11,260
2017	11,666	12,150	11,578
2017	12,221	13,104	12,302
2018	12,427	13,419	12,486
2018	12,418	13,572	12,564
2018	12,732	14,610	13,010
2018	12,131	13,828	12,309
2019	12,574	14,096	12,637
2019	12,525	13,911	12,456
2019	13,130	14,801	12,988
2019	13,754	15,970	13,839
2020	13,301	15,069	13,070
2020	13,280	15,505	13,017
2020	14,942	17,975	14,597
2020	15,920	19,008	15,519
2021	17,082	20,393	16,593
2021	18,278	22,314	17,941
2021	19,002	23,914	18,587
2021	18,604	24,014	18,293
2022	17,723	22,900	17,785
2022	16,517	21,492	16,857
2022	15,691	20,738	15,996
2022	16,212	21,420	16,561
2023	16,155	21,051	16,677
2023	16,523	21,929	16,979
2023	17,489	23,798	17,974
2023	17,639	24,121	18,141
2024	19,255	27,072	19,758
2024	19,943	27,978	20,419
2024	21,009	30,020	21,639
2024	21,661	32,439	22,230
2025	21,525	31,819	22,205
2025	21,756	31,648	22,732

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2045 Fund (Investor Class)	9.09%	10.38%	8.08%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	11.80	8.56

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 457,323,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,119,000
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$457,323 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	58.8%
International Equity Funds	24.9
Domestic Bond Funds	8.9
International Bond Funds	4.2
Short-Term and Other	3.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	13.4%
T. Rowe Price Growth Stock Fund	12.8
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price International Value Equity Fund	7.7
T. Rowe Price Equity Index 500 Fund	7.6
T. Rowe Price Overseas Stock Fund	6.7
T. Rowe Price International Stock Fund	5.8
T. Rowe Price Real Assets Fund	5.6
T. Rowe Price New Income Fund	5.3
T. Rowe Price Mid-Cap Growth Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129675
Shareholder Report [Line Items]
Fund Name	Target 2045 Fund
Class Name	Advisor Class
Trading Symbol	PAFFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2045 Fund - Advisor Class	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2045 Index, our diversified U.S. mid-cap equity structure contributed to results for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,378	9,394	9,373
2015	9,618	9,895	9,707
2016	8,961	9,142	9,038
2016	9,675	10,022	9,798
2016	10,071	10,468	10,175
2016	10,037	10,717	10,206
2017	10,691	11,546	10,867
2017	11,217	11,795	11,260
2017	11,601	12,150	11,578
2017	12,146	13,104	12,302
2018	12,342	13,419	12,486
2018	12,323	13,572	12,564
2018	12,627	14,610	13,010
2018	12,020	13,828	12,309
2019	12,448	14,096	12,637
2019	12,390	13,911	12,456
2019	12,990	14,801	12,988
2019	13,600	15,970	13,839
2020	13,132	15,069	13,070
2020	13,112	15,505	13,017
2020	14,747	17,975	14,597
2020	15,696	19,008	15,519
2021	16,835	20,393	16,593
2021	17,998	22,314	17,941
2021	18,693	23,914	18,587
2021	18,289	24,014	18,293
2022	17,411	22,900	17,785
2022	16,220	21,492	16,857
2022	15,393	20,738	15,996
2022	15,908	21,420	16,561
2023	15,835	21,051	16,677
2023	16,186	21,929	16,979
2023	17,115	23,798	17,974
2023	17,263	24,121	18,141
2024	18,822	27,072	19,758
2024	19,485	27,978	20,419
2024	20,510	30,020	21,639
2024	21,139	32,439	22,230
2025	21,001	31,819	22,205
2025	21,204	31,648	22,732

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2045 Fund (Advisor Class)	8.82%	10.09%	7.81%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	11.80	8.56

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 457,323,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,119,000
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$457,323 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	58.8%
International Equity Funds	24.9
Domestic Bond Funds	8.9
International Bond Funds	4.2
Short-Term and Other	3.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	13.4%
T. Rowe Price Growth Stock Fund	12.8
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price International Value Equity Fund	7.7
T. Rowe Price Equity Index 500 Fund	7.6
T. Rowe Price Overseas Stock Fund	6.7
T. Rowe Price International Stock Fund	5.8
T. Rowe Price Real Assets Fund	5.6
T. Rowe Price New Income Fund	5.3
T. Rowe Price Mid-Cap Growth Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169048
Shareholder Report [Line Items]
Fund Name	Target 2045 Fund
Class Name	I Class
Trading Symbol	TRFWX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2045 Fund - I Class	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2045 Index, our diversified U.S. mid-cap equity structure contributed to results for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	497,615	496,422	497,512
5/31/16	538,168	544,231	539,350
8/31/16	560,115	568,440	560,054
11/30/16	559,160	581,943	561,807
2/28/17	595,996	626,947	598,179
5/31/17	626,267	640,512	619,816
8/31/17	647,606	659,747	637,328
11/30/17	678,870	711,555	677,156
2/28/18	690,307	728,662	687,281
5/31/18	690,307	736,982	691,588
8/31/18	708,271	793,335	716,154
11/30/18	674,397	750,879	677,535
2/28/19	699,625	765,454	695,585
5/31/19	696,915	755,379	685,625
8/31/19	731,056	803,727	714,912
11/30/19	766,281	867,195	761,778
2/29/20	741,073	818,289	719,447
5/31/20	740,506	841,972	716,505
8/31/20	833,494	976,058	803,461
11/30/20	888,493	1,032,167	854,230
2/28/21	953,784	1,107,368	913,363
5/31/21	1,020,993	1,211,696	987,534
8/31/21	1,061,319	1,298,577	1,023,111
11/30/21	1,039,695	1,304,032	1,006,926
2/28/22	990,877	1,243,505	978,987
5/31/22	924,131	1,167,058	927,898
8/31/22	878,015	1,126,100	880,497
11/30/22	907,748	1,163,163	911,613
2/28/23	904,731	1,143,118	918,003
5/31/23	925,997	1,190,804	934,600
8/31/23	980,770	1,292,283	989,361
11/30/23	989,792	1,309,822	998,586
2/29/24	1,080,560	1,470,073	1,087,588
5/31/24	1,119,792	1,519,264	1,123,949
8/31/24	1,180,304	1,630,142	1,191,100
11/30/24	1,217,542	1,761,518	1,223,649
2/28/25	1,210,186	1,727,827	1,222,240
5/31/25	1,223,199	1,718,566	1,251,286

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2045 Fund (I Class)	9.23%	10.56%	10.15%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	11.80	10.42

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 457,323,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,119,000
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$457,323 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	58.8%
International Equity Funds	24.9
Domestic Bond Funds	8.9
International Bond Funds	4.2
Short-Term and Other	3.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	13.4%
T. Rowe Price Growth Stock Fund	12.8
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price International Value Equity Fund	7.7
T. Rowe Price Equity Index 500 Fund	7.6
T. Rowe Price Overseas Stock Fund	6.7
T. Rowe Price International Stock Fund	5.8
T. Rowe Price Real Assets Fund	5.6
T. Rowe Price New Income Fund	5.3
T. Rowe Price Mid-Cap Growth Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless